Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Disclosure of Deposits [text block]

Deposits

in € m.	Dec 31, 2017	Dec 31, 2016
Noninterest-bearing demand deposits	226,339	200,122
Interest-bearing deposits
Demand deposits	133,280	129,654
Time deposits	133,952	130,299
Savings deposits	87,241	90,129
Total interest-bearing deposits	354,473	350,082
Total deposits	580,812	550,204